May 7, 1997



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

                RE:      Life of Virginia Separate Account 4
                         Registration Number 33-17428

Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 1997 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (804) 281-6901.

Very truly yours,



J. Neil McMurdie, Esq.
Associate Counsel and
  Assistant Vice President

cc:  Stephen E. Roth, Esq.